Debt - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2022 CNY (¥) item	Nov. 30, 2021 CNY (¥)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2022 CNY (¥) item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($) item	Apr. 30, 2021 CNY (¥)	Nov. 30, 2020 CNY (¥)	Jul. 31, 2019
Debt
Long term debt weighted average interest rate at a point in time	5.18%			5.18%		5.77%	5.70%	5.18%
Short-term debt	¥ 65,434			¥ 65,434		¥ 148,441		$ 9,487
Repayments of short-term debt				¥ 552,510	$ 80,106	136,000	¥ 222,550
Line of credit facility maximum borrowing capacity		¥ 5,000
Line of credit facility interest rate during period		15.15%
Proceeds from lines of credit		¥ 2,000				¥ 2,024
Third Party Vehicle Loan
Debt
Proceeds from long term loan	¥ 1,427
Number of vehicles to be purchased | item	12			12				12
Payable for vehicle purchase	¥ 1,737			¥ 1,737
Term loan number of monthly instalments	48 months
Debt instrument, interest rate, stated percentage	10.46%			10.46%				10.46%
Long Term Loan Secured By Property Plant And Equipment
Debt
Term loan number of monthly instalments			36 months
Proceeds from long term secured loan			¥ 15,270
Long Term Loan Secured By Property Plant And Equipment | Maximum
Debt
Long term debt effective rate of interest											8.98%
Long Term Loan Secured By Property Plant And Equipment | Minimum
Debt
Long term debt effective rate of interest											8.45%
SPD Silicon Valley Bank
Debt
Debt instrument face value										¥ 70,000
Proceeds from short term bank borrowings		¥ 70,000
SPD Silicon Valley Bank | Maximum
Debt
Short term debt fixed rate of interest	6.00%			6.00%				6.00%
SPD Silicon Valley Bank | Minimum
Debt
Short term debt fixed rate of interest	4.85%			4.85%				4.85%
East West Bank
Debt
Debt instrument face value									¥ 65,000
Short term debt fixed rate of interest	5.00%			5.00%		5.00%		5.00%	5.00%
China Merchants Bank
Debt
Debt instrument face value						¥ 30,000
Short term debt fixed rate of interest						5.00%
Proceeds from short term bank borrowings						¥ 5,000